Notes receivable - Curaleaf Maryland, Inc (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notes receivables			$ 4,645	$ 57,166
Notes receivable Curaleaf Maryland, Inc.
Disclosure of financial assets [line items]
Notes receivables	$ 3,000		$ 3,000
Payment-in-Kind interest	13.00%
Principal balance repayment installment amount	$ 1,000
Divestiture of Curaleaf Maryland, Inc
Disclosure of financial assets [line items]
Percentage of ownership interest agreed to be sold		100.00%
Consideration	$ 4,000